Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
OTG Latin America Fund (without load) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OTG Latin America Fund (without load)
Average Annual Return, Percent	(8.15%)	10.88%	(0.16%)
OTG Latin America Fund (with load) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OTG Latin America Fund (with load)
Average Annual Return, Percent	(12.74%)	9.75%	(1.03%)
MSCI EM Latin America Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Latin America Index
Average Annual Return, Percent	(18.55%)	5.54%	(4.46%)